Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

21.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivatives, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty's nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty's failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group's trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments and debt instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of MUFG's risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index. The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal periods end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit ("CDs") and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the variability in those payments due to changes in the designated benchmark rate, e.g., U.S. dollar LIBOR. In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical at inception. Cash flow hedging strategies include the utilization of purchased floor, cap, collars and corridor options and interest rate swaps. At December 31, 2010, the weighted average remaining life of the currently active cash flow hedges was approximately 3 years.

UNBC uses ¥81.5 billion notional amount of interest rate swaps to hedge interest rate variability of a forecasted fixed rate debt issuance in the first half of 2011. The swaps are accounted for as a cash flow hedge and UNBC expects to terminate the swaps when the debt is issued. Upon termination of the swaps, any unrealized gain or loss on these swaps will be amortized into interest expense over the life of the debt.

UNBC uses purchased interest rate floors to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Payments received under the floor contract offset the decline in loan interest income if the relevant LIBOR index falls below the floor's strike rate.

UNBC uses interest rate floor corridors to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Net payments to be received under the floor corridor contracts offset the decline in loan interest income if the relevant LIBOR index falls below the corridor's upper strike rate, but only to the extent the index remains above the lower strike rate. The corridor will not provide protection from declines in the relevant LIBOR index to the extent it falls below the corridor's lower strike rate.

UNBC uses interest rate collars to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Net payments received under the collar contract offset declines in loan interest income if the relevant LIBOR index falls below the collar's floor strike rate, while net payments paid reduce the increase in loan interest income if the LIBOR index rises above the collar's cap strike rate.

UNBC uses interest rate swaps to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Payments received (or paid) under the swap contract offset fluctuations in loan interest income caused by changes in the relevant LIBOR index. As such, these instruments hedge all fluctuations in the loans' interest income caused by changes in the relevant LIBOR index.

UNBC uses purchased interest rate caps to hedge the variable interest cash flows associated with 1-month or 3-month LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap's strike rate.

UNBC uses interest rate swaps to hedge interest rate variability of LIBOR based borrowings. The swaps are accounted for as a cash flow hedge. Payments received (or paid) under the swap contract offset fluctuations in borrowing interest expense caused by changes in the relevant LIBOR index. As such, these instruments hedge all fluctuations in the borrowings' interest expense caused by changes in the relevant LIBOR index.

UNBC uses purchased interest rate caps to hedge the variable interest cash flows associated with the forecasted issuance and rollover of short-term, fixed rate CDs. In these hedging relationships, UNBC hedges the change in interest rates based on 1-month, 3-month, and 6-month LIBOR, which is consistent with the CDs' original term to maturity and reflects their repricing frequency. Net payments to be received under the cap contract offset increases in interest expense caused by the relevant LIBOR index rising above the cap's strike rate.

UNBC uses interest rate cap corridors to hedge the variable cash flows associated with the forecasted issuance and rollover of short-term, fixed rate CDs. In these hedging relationships, UNBC hedges changes in interest rates, either 1-month, 3-month, or 6-month LIBOR, based on the original term to maturity of the CDs. Net payments received under the cap corridor contract offset increases in deposit interest expense caused by the relevant LIBOR index rising above the corridor's lower strike rate, but only to the extent the index does not exceed the upper strike rate. The corridor will not provide protection from increases in the relevant LIBOR index to the extent it rises above the corridor's upper strike rate.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness or hedge components excluded from the assessment of hedge effectiveness are recognized in noninterest expense in the period in which they arise. At March 31, 2011, the MUFG Group expects to reclassify approximately ¥2.1 billion of net losses from accumulated other comprehensive income to net interest income for the fiscal year ending March 31, 2012. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to March 31, 2011.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2010 and 2011:

	Notional amounts(1)
	2010	2011
	(in trillions)
Interest rate contracts	¥692.2	¥967.6
Foreign exchange contracts	112.7	121.6
Equity contracts	2.0	2.1
Commodity contracts	1.4	2.0
Credit derivatives	7.9	7.1
Others	1.1	1.2

Total	¥817.3	¥1,101.6

Note:

(1)	Includes both written and purchased protection.

Impact of Derivatives on the Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group's consolidated balance sheets at March 31, 2010 and2011:

	Fair value of derivative instruments(1)(5)
At March 31, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥6,372	¥9	¥6,381
Foreign exchange contracts	2,200	—	2,200
Equity contracts	46	—	46
Commodity contracts	172	—	172
Credit derivatives	65	—	65

Total derivative assets	¥8,855	¥9	¥8,864

Derivative liabilities:
Interest rate contracts	¥6,118	¥1	¥6,119
Foreign exchange contracts	2,094	—	2,094
Equity contracts	121	—	121
Commodity contracts	118	—	118
Credit derivatives	69	—	69
Others(6)	(108)	—	(108)

Total derivative liabilities	¥8,412	¥1	¥8,413

	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Consolidated Statements of Operations and on Accumulated Other Changes in Equity from Nonowner Sources

The following tables reflect more detailed information regarding the derivative-related impact on the consolidated statements of operations by accounting designation for the fiscal years ended March 31, 2010 and 2011:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥213	¥213
Foreign exchange contracts	33	—	33
Equity contracts	—	(217)	(217)
Commodity contracts	—	(9)	(9)
Credit derivatives	—	(97)	(97)
Others	(2)	22	20

Total	¥31	¥(88)	¥(57)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2011:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Gains and losses for derivatives designated as cash flow hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2010:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥4	Interest income	¥12		¥—

Total	¥4		¥12		¥—

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2011:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥—	Interest income	¥6		¥—

Total	¥—		¥6		¥—

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purposes, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include principally single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group's counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2010 and 2011:

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,227	¥1,990,256	¥46,345	¥2,647,828	¥(13,822)
Non-investment grade	66,900	173,671	279	240,850	4,035
Not rated	5,499	11,334	—	16,833	13

Total	683,626	2,175,261	46,624	2,905,511	(9,774)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	80,460	177,249	149,174	406,883	923
Non-investment grade	71,950	45,017	—	116,967	1,656
Not rated	10,420	—	—	10,420	(25)

Total	162,830	222,266	149,174	534,270	2,554
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	980	298,140	4,000	303,120	(5,380)
Non-investment grade	—	30,867	—	30,867	455
Not rated	—	35,116	—	35,116	(926)

Total	980	364,123	4,000	369,103	(5,851)
Index and basket credit default swaps held by MUTB:
Normal	30,000	—	—	30,000	(103)
Close Watch(3)	3,000	—	—	3,000	26

Total	33,000	—	—	33,000	(77)

Total index and basket credit default swaps sold	196,810	586,389	153,174	936,373	(3,374)

Total credit default swaps sold	¥880,436	¥2,761,650	¥199,798	¥3,841,884	¥(13,148)

Credit-linked notes(4)	¥—	¥39,240	¥195,005	¥234,245	¥(199,863)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(4)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Reference entities classified as "Close Watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfovorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(4)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. The MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody's and Standard & Poor's ("S&P") credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity's internal ratings, which generally correspond to ratings defined by primarily Moody's and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed. As for the current payment/performance risk of these credit default swaps, MUTB rating scale is based upon the entity's internal ratings, which is the same credit rating system utilized for estimating probabilities of default within its loan portfolio.

Credit-linked notes ("CLNs")—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥12 billion and ¥2,948 billion, respectively, at March 31, 2010, and approximately ¥19 billion and ¥2,848 billion, respectively, at March 31, 2011.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group's derivative instruments contain provisions that require the MUFG Group's debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group's debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position at March 31, 2010 and 2011 was approximately ¥3.3 trillion and ¥3.5 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥295 billion and ¥329 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group's debt falls below investment grade was ¥170 billion and ¥73 billion, respectively, as of March 31, 2010 and ¥204 billion and ¥147 billion, respectively, as of March 31, 2011.